(LOSS) EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Less: net income/(loss) from discontinued operation	¥ (51,673)	$ (7,079)	¥ (11,980)	¥ 87,295
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding - basic (in shares)	50,029,676	50,029,676	53,873,945	54,657,222
Dilutive effect of outstanding share options	2,401,135	2,401,135	1,460,629	3,073,450
Denominator for diluted (loss) earnings per share - diluted (in shares)	50,029,676	50,029,676	55,334,574	57,730,672
Basic earnings(loss) from discontinued operation per ADS | (per share)	¥ (5.16)	$ (0.71)	¥ (1.11)	¥ 7.99
Diluted earnings(loss) from discontinued operation per ADS | (per share)	(5.16)	(0.71)	(1.11)	7.56
Basic (loss) earnings from continuing operations per ADS | (per share)	(53.46)	(7.32)	1.94	(0.35)
Diluted (loss) earnings from continuing operations per ADS | (per share)	¥ (53.46)	$ (7.32)	¥ 1.89	¥ (0.35)